LEASES	12 Months Ended
Sep. 30, 2022
Leases
LEASES

NOTE 12 — LEASES

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). In the end of April 2022, the Company terminated the sub-tenancy agreements with Zenapp, and entered into lease agreements directly with Berjaya Steel Works Sdn Bhd and Woon Chun Yin for a term of one year from May 1, 2022 to April 30, 2023 with the monthly rent of MYR6,288, MYR6,288, and MYR6,800, respectively (approximately $1,460, $1,460, and $1,580, respectively). There was no penalty for the early termination of the sub-tenancy agreements. The sub-tenancy agreements with Woon Chun Yin may be renewed for successive two-year terms.

Effective October 1, 2020, the Company adopted the new lease accounting standard ASC 842 using the optional transition method, which allowed the Company to continue applying the guidance under the lease standard in effect at the time in the comparative periods presented. In addition, the Company elected the package of practical expedients, which allowed it to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company has also elected the practical expedient allowing it to not separate the lease and non-lease components for all classes of underlying assets. Adoption of this standard resulted in the recording of operating lease right-of-use assets and corresponding operating lease liabilities of approximately $0.3 million, respectively, as of October 1, 2020 with no impact on the accumulated deficit.

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2022	September 30, 2021
Operating lease right-of-use assets	$49,145	$312,429
Right-of-use assets - accumulated amortization	(6,571)	(7,165)
Right-of-use assets, net	$42,574	$305,264

Operating lease liabilities – current	$15,833	$72,362
Operating lease liabilities – non-current	26,741	232,902
Total operating lease liabilities	$42,574	$305,264

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2022 and 2021:

	September 30, 2022	September 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.50 years	3.92 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

During the fiscal years ended September 30, 2022, 2021, and 2020, the Company incurred total ASC 842 operating lease expenses of $56,690, $7,274, and $nil, respectively.

As of September 30, 2022, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2023	$17,601
2024	17,601
2025	10,268
Total future minimum lease payments	45,470
Less: imputed interest	2,896
Total	$42,574